Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Contract Amount [Abstract]
Commitments to Extend Credit	$ 64,147,000	$ 39,966,000
Standby Letters of Credit	$ 1,141,000	$ 1,327,000
Expiration period of letter of credit issued	1 year